Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets
8.	GOODWILL AND OTHER INTANGIBLE ASSETS

The realignment of our business segments and corresponding change in our reportable segments, more fully described in Note 17, resulted in a change in the composition of our reporting units, the unit of accounting for goodwill. Accordingly, we reassigned goodwill to our reporting units as of January 1, 2011 using the relative fair value approach. Changes in the carrying amount of goodwill retrospectively adjusted for our new reportable segments for the years ended December 31, 2010 and 2009 were as follows:

	Retail	Employer Group	Health & Well-Being Services	Other Businesses	Total
	(in thousands)

Balance at December 31, 2008	$547,896	$40,533	$1,317,229	$57,453	$1,963,111
Subsequent payments/adjustments related to 2008 acquisitions	17,087	12,726	0	0	29,813

Balance at December 31, 2009	564,983	53,259	1,317,229	57,453	1,992,924
Acquisitions	0	0	538,293	0	538,293
Subsequent payments/adjustments related to 2008 acquisitions	27,861	8,731	0	0	36,592

Balance at December 31, 2010	$592,844	$61,990	$1,855,522	$57,453	$2,567,809

The following table presents details of our other intangible assets included in other long-term assets in the accompanying consolidated balance sheets at December 31, 2010 and 2009:

	Weighted Average Life	2010			2009
		Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
		(in thousands)

Other intangible assets:
Customer contracts/relationships	10.7 yrs	$413,855	$145,997	$267,858	$314,885	$117,748	$197,137
Trade names	19.6 yrs	87,400	2,268	85,132	5,200	567	4,633
Provider contracts	16.0 yrs	42,753	11,659	31,094	42,753	8,281	34,472
Noncompetes and other	9.5 yrs	19,475	4,085	15,390	11,786	4,560	7,226

Total other intangible assets	12.5 yrs	$563,483	$164,009	$399,474	$374,624	$131,156	$243,468

Amortization expense for other intangible assets was approximately $37.8 million in 2010, $37.3 million in 2009 and $37.1 million in 2008. The following table presents our estimate of amortization expense for each of the five next succeeding fiscal years:

(in thousands)
For the years ending December 31,:
2011	$50,421
2012	48,792
2013	45,537
2014	41,039
2015	35,707